Condensed Consolidating Financial Information Condensed Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Cost of products sold	3,870	2,815	7,605	5,569
Selling and administrative expense	960	690	1,918	1,392
Research and development expense	161	106	313	211
Interest expense - net	71	30	146	58
Other expense (income) - net	6	8	(4)	11
Equity in (earnings) loss of subsidiaries, net of tax	0	0	0	0
Intercompany expense (income)	0	0	0	0
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Other comprehensive income (loss)	(72)	(242)	(306)	(16)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	422	140	566	677
Eaton Corporation plc [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	0		0
Cost of products sold	0		0
Selling and administrative expense	2		4
Research and development expense	0		0
Interest expense - net	0		0
Other expense (income) - net	0		0
Equity in (earnings) loss of subsidiaries, net of tax	(569)		(1,013)
Intercompany expense (income)	61		125
Income before income taxes	506		884
Income tax expense	12		12
Net income	494		872
Less net income for noncontrolling interests	0		0
Net income attributable to Eaton ordinary shareholders	494		872
Other comprehensive income (loss)	(72)		(306)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	422		566
Eaton Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	1,743	1,764	3,331	3,444
Cost of products sold	1,352	1,377	2,592	2,693
Selling and administrative expense	365	313	711	641
Research and development expense	67	59	128	111
Interest expense - net	69	34	143	69
Other expense (income) - net	18	0	14	0
Equity in (earnings) loss of subsidiaries, net of tax	(307)	(360)	(624)	(672)
Intercompany expense (income)	(111)	(65)	(214)	(124)
Income before income taxes	290	406	581	726
Income tax expense	(42)	24	(45)	33
Net income	332	382	626	693
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	332	382	626	693
Other comprehensive income (loss)	(41)	(242)	(64)	(16)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	291	140	562	677
Subsidiary Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	1,626	658	3,199	1,343
Cost of products sold	1,179	496	2,374	1,010
Selling and administrative expense	178	82	371	166
Research and development expense	48	23	92	48
Interest expense - net	7	2	14	4
Other expense (income) - net	15	6	22	5
Equity in (earnings) loss of subsidiaries, net of tax	395	(17)	(172)	(31)
Intercompany expense (income)	(860)	(5)	(684)	(9)
Income before income taxes	664	71	1,182	150
Income tax expense	20	20	(17)	44
Net income	644	51	1,199	106
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	644	51	1,199	106
Other comprehensive income (loss)	(72)	(8)	(306)	5
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	572	43	893	111
Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	3,421	2,589	6,693	5,095
Cost of products sold	2,527	1,886	4,950	3,719
Selling and administrative expense	415	295	832	585
Research and development expense	46	24	93	52
Interest expense - net	(5)	(6)	(11)	(15)
Other expense (income) - net	(27)	2	(40)	6
Equity in (earnings) loss of subsidiaries, net of tax	(239)	0	(405)	0
Intercompany expense (income)	910	70	773	133
Income before income taxes	(206)	318	501	615
Income tax expense	47	(8)	107	17
Net income	(253)	326	394	598
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	(256)	326	389	598
Other comprehensive income (loss)	(180)	(255)	(571)	(82)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	(436)	71	(182)	516
Consolidating Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(1,188)	(943)	(2,311)	(1,854)
Cost of products sold	(1,188)	(944)	(2,311)	(1,853)
Selling and administrative expense	0	0	0	0
Research and development expense	0	0	0	0
Interest expense - net	0	0	0	0
Other expense (income) - net	0	0	0	0
Equity in (earnings) loss of subsidiaries, net of tax	720	377	2,214	703
Intercompany expense (income)	0	0	0	0
Income before income taxes	(720)	(376)	(2,214)	(704)
Income tax expense	0	1	0	0
Net income	(720)	(377)	(2,214)	(704)
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	(720)	(377)	(2,214)	(704)
Other comprehensive income (loss)	293	263	941	77
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$ (427)	$ (114)	$ (1,273)	$ (627)